Employee Retirement Plan (Details)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Retirement benefits, description	The Company maintains a 401(k)-defined contribution plan covering all full-time employees who have completed twelve months of service.
Contribution, description	The Company’s contributions vest in annual installments over five years.